PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

10.    PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,	December 31,
	2020	2019	2018
Prepaid insurance	367,969	269,262	190,849
Deposits on rental agreements	128,680	119,660	276,500
Retainers for professional services	23,000	23,000	5,593
Other prepaid expenses and other assets	185,822	218,120	118,294
	$705,471	$630,042	$591,236